Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMANA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2013
AMANA INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Amana Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	preservation of capital, consistent with Islamic principles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund may pay transaction costs when it buys and sells securities (or "turns over" its portfolio). The Fund generally buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital Corporation, which presently charges no commissions on portfolio trades. A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help investors compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds.

		The example assumes an investor invests $10,000 in shares of the Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Income Fund invests mainly in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Income Fund does not make any investments that pay interest. In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Fixed-income investments conforming to Islamic principles, known as sukuk or Islamic bonds, are permitted. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Income Fund diversifies its investments across industries and companies, and generally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies, which are expected to have more stable stock prices and tend to be larger companies.

		It is the policy of the Income Fund, under normal circumstances, to invest at least 80% of its assets in income-producing securities, primarily dividend-paying common stocks. The Income Fund may invest in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Income Fund's restricted ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

		The Income Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgement of the adviser (Saturna Capital Corporation), warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart presents the calendar year total returns of the Income Fund Investor shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below presents the average annual returns for the Income Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Income Fund Institutional shares began operations on September 25, 2013 (the date of this prospectus) and do not yet have returns to report.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amanafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q4 2003	16.39%
Worst Quarter	Q3 2011	-14.15%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2013) was 12.33%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Investor shares. After-tax returns for Institutional shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below presents the average annual returns for the Income Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax performance is shown only for Investor shares. After-tax returns for Institutional shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2012
AMANA INCOME FUND | Income Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	AMANX
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	AMANX
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
2003	rr_AnnualReturn2003	28.56%
2004	rr_AnnualReturn2004	20.76%
2005	rr_AnnualReturn2005	12.15%
2006	rr_AnnualReturn2006	21.20%
2007	rr_AnnualReturn2007	14.12%
2008	rr_AnnualReturn2008	(23.48%)
2009	rr_AnnualReturn2009	23.54%
2010	rr_AnnualReturn2010	12.21%
2011	rr_AnnualReturn2011	1.94%
2012	rr_AnnualReturn2012	9.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
Label	rr_AverageAnnualReturnLabel	AMANX
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	11.06%
AMANA INCOME FUND | Income Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	AMINX
Management Fees	rr_ManagementFeesOverAssets	0.86%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	AMINX
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	$ 1,155
Label	rr_AverageAnnualReturnLabel	AMINX
AMANA INCOME FUND | Return after taxes on distributions | Income Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	10.78%
AMANA INCOME FUND | Return after taxes on distributions and sale of Fund shares | Income Fund Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	9.74%
AMANA INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%